Shareholder Report, Holdings (Details) - BNY Mellon Appreciation Fund, Inc.	Jun. 30, 2024
Investor Shares – DGAGX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Investor Shares – DGAGX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Investor Shares – DGAGX | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investor Shares – DGAGX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Investor Shares – DGAGX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares – DGAGX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Shares – DGAGX | Visa, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Investor Shares – DGAGX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares – DGAGX | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares – DGAGX | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Investor Shares – DGAGX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Investor Shares – DGAGX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Shares – DGAGX | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Shares – DGAGX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Shares – DGAGX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares – DGAGX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares – DGAGX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Investor Shares – DGAGX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Investor Shares – DGAGX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Investor Shares – DGAGX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Investor Shares – DGAGX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Class I – DGIGX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class I – DGIGX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class I – DGIGX | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I – DGIGX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class I – DGIGX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I – DGIGX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I – DGIGX | Visa, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I – DGIGX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I – DGIGX | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I – DGIGX | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I – DGIGX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I – DGIGX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I – DGIGX | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I – DGIGX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I – DGIGX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I – DGIGX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I – DGIGX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I – DGIGX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class I – DGIGX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class I – DGIGX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class I – DGIGX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
Class Y – DGYGX | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Class Y – DGYGX | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Class Y – DGYGX | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y – DGYGX | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y – DGYGX | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class Y – DGYGX | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y – DGYGX | Visa, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Y – DGYGX | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y – DGYGX | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y – DGYGX | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Y – DGYGX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class Y – DGYGX | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y – DGYGX | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y – DGYGX | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Y – DGYGX | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Y – DGYGX | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y – DGYGX | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Y – DGYGX | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Class Y – DGYGX | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Class Y – DGYGX | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Class Y – DGYGX | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%